INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED JULY 8, 2019 TO THE PROSPECTUS DATED SEPTEMBER 5, 2018,

AS PREVIOUSLY SUPPLEMENTED OF:

Invesco RAFITM Strategic US ETF (IUS)

Invesco RAFITM Strategic US Small Company ETF (IUSS)

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)

(each, a “Fund” and collectively, the “Funds”)

The index provider for the Funds’ underlying indexes announced changes to the underlying index methodologies. Accordingly, effective immediately, the Funds’ Prospectus is revised as follows:

In the Section “Additional Information About the Funds’ Strategies and Risks,” the last sentence in the paragraph under the heading “General Underlying Index Information for the Funds” on page 24 of the Prospectus is replaced with the following:

The Investable Universe is rebalanced annually in June. In addition, constituents may be added to or removed from the Investable Universe in March, September and December.

In the Section “Additional Information About the Funds’ Strategies and Risks,” the last paragraph under each of the headings “Invesco Strategic US Index (Invesco RAFITM Strategic US ETF),” “Invesco Strategic US Small Company Index (Invesco RAFITM Strategic US Small Company ETF),” “Invesco Strategic Developed ex-US Index (Invesco RAFITM Strategic Developed ex-US ETF),” “Invesco Strategic Developed ex-US Small Company Index (Invesco RAFITM Strategic Developed ex-US Small Company ETF)” and “Invesco Strategic Emerging Markets Index (Invesco RAFITM Strategic Emerging Markets ETF)” on pages 25-26 of the Prospectus is replaced with the following:

The Underlying Index is rebalanced annually effective the third Friday in June. In addition, constituents may be removed from the Underlying Index in March, September and December if the constituents are removed from the Investable Universe. The Fund is rebalanced and updated in accordance with the Underlying Index.

Please Retain This Supplement for Future Reference.

P-PS-SIFT-STRATEGIC-PRO-SUP-3 070819